Operating expenses (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Administrative and selling expenses	$ 7,467,141	$ 8,087,079	$ 8,740,168
Operating Expenses	42,344,283	45,606,988	39,798,515
Others
Statement [Line Items]
Administrative and selling expenses	169,440	181,891	121,119
Operating Expenses	61,131	25,662	17,269
Compensation to employees
Statement [Line Items]
Administrative and selling expenses	3,189,395	3,128,649	3,204,827
Operating Expenses	8,474,303	8,441,740	8,499,035
Other Long-term Employee Benefits
Statement [Line Items]
Administrative and selling expenses	61,077	85,584	66,126
Operating Expenses	344,514	400,917	306,943
Depreciation of Property, Plant and Equipment
Statement [Line Items]
Administrative and selling expenses	0	0	0
Operating Expenses	15,490,504	14,877,607	10,645,650
Amortization of Intangible Assets
Statement [Line Items]
Administrative and selling expenses	0	0	0
Operating Expenses	3,960,776	5,987,461	6,863,399
Purchase of Energy and Power
Statement [Line Items]
Administrative and selling expenses	0	0	0
Operating Expenses	304,640	375,906	421,733
Fees and Compensation for Services
Statement [Line Items]
Administrative and selling expenses	2,321,151	2,946,448	2,339,528
Operating Expenses	3,046,284	2,729,366	2,761,308
Maintenance Expenses
Statement [Line Items]
Administrative and selling expenses	25,578	179,845	554,935
Operating Expenses	5,528,519	7,081,977	5,182,149
Consumption of Materials and Spare Parts
Statement [Line Items]
Administrative and selling expenses	0	0	0
Operating Expenses	2,441,676	2,244,091	1,505,874
Insurance
Statement [Line Items]
Administrative and selling expenses	83,819	69,422	92,868
Operating Expenses	1,806,607	2,501,059	2,105,923
Levies and Royalties
Statement [Line Items]
Administrative and selling expenses	0	0	0
Operating Expenses	739,759	749,751	1,318,415
Taxes and Assessments
Statement [Line Items]
Administrative and selling expenses	521,346	664,387	1,039,909
Operating Expenses	126,970	173,569	151,569
Tax on Bank Account Transactions
Statement [Line Items]
Administrative and selling expenses	1,095,335	830,853	1,320,856
Operating Expenses	$ 18,600	$ 17,882	$ 19,248